Eaton Vance
International Small-Cap Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 9.9%
BlueScope Steel Ltd.	1,042	$ 20,757
CAR Group Ltd.	975	18,407
Dicker Data Ltd.	3,139	22,421
EBOS Group Ltd.	1,694	24,324
Evolution Mining Ltd.	6,804	80,723
IGO Ltd.(1)	2,226	13,615
Lynas Rare Earths Ltd.(1)	1,643	21,777
Northern Star Resources Ltd.	2,682	58,789
Steadfast Group Ltd.	13,763	43,103
Westgold Resources Ltd.	10,829	60,116
		$ 364,032
Austria — 1.2%
BAWAG Group AG(2)	296	$ 45,845
		$ 45,845
Belgium — 2.4%
Elia Group SA	299	$ 47,506
KBC Ancora	462	41,048
		$ 88,554
Canada — 7.1%
Descartes Systems Group, Inc.(1)	280	$ 18,520
DPM Metals, Inc.	701	30,352
Keyera Corp.	1,184	45,188
Lumine Group, Inc.(1)	1,314	20,451
OR Royalties, Inc.	575	27,244
Pan American Silver Corp.	531	36,429
Peyto Exploration & Development Corp.	2,733	52,955
TMX Group Ltd.	855	28,839
		$ 259,978
France — 0.6%
IPSOS SA	532	$ 21,564
		$ 21,564
Germany — 6.2%
CTS Eventim AG & Co. KGaA	470	$ 38,061
Innoscripta SE(1)	126	10,629
Jenoptik AG	1,215	40,134
Pfisterer Holding SE(1)	532	47,529
Security	Shares	Value
Germany (continued)
Schott Pharma AG & Co. KGaA	1,547	$ 26,772
TKMS AG& Co. KGaA(1)	549	62,292
		$ 225,417
Ireland — 1.7%
Irish Residential Properties REIT PLC	48,268	$ 61,224
		$ 61,224
Italy — 6.9%
A2A SpA	12,368	$ 36,080
Amplifon SpA	1,601	24,832
FinecoBank Banca Fineco SpA	2,238	52,669
Interpump Group SpA	990	45,521
Moncler SpA	496	34,216
Recordati Industria Chimica e Farmaceutica SpA	490	27,996
Reply SpA	287	30,705
		$ 252,019
Japan — 30.6%
Arealink Co. Ltd.	5,417	$ 44,431
As One Corp.	3,606	52,595
Asahi Intecc Co. Ltd.	1,059	22,826
Azbil Corp.	5,763	53,523
Chiba Bank Ltd.	3,604	53,605
Cosmos Pharmaceutical Corp.	715	31,757
Daiseki Co. Ltd.	1,987	50,395
Fuji Corp.	2,353	91,483
Fukuoka Financial Group, Inc.	994	43,478
Funai Soken Holdings, Inc.	5,090	37,745
Hikari Tsushin, Inc.	130	36,753
Hoshino Resorts REIT, Inc.	33	57,282
Japan Exchange Group, Inc.	2,504	34,077
JMDC, Inc.	1,186	31,613
Kobe Bussan Co. Ltd.	1,450	34,502
Kotobuki Spirits Co. Ltd.	3,249	41,373
Kyoritsu Maintenance Co. Ltd.	2,245	38,445
LaSalle Logiport REIT	56	55,223
Makita Corp.	1,551	60,013
NOF Corp.	1,365	27,394
Relo Group, Inc.	4,833	59,656
Riken Keiki Co. Ltd.	1,455	33,686
Sumco Corp.	2,845	33,106
Tosei Corp.	4,331	45,734
USS Co. Ltd.	3,802	46,180
		$1,116,875

Eaton Vance
International Small-Cap Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.4%
APERAM SA	255	$ 13,391
		$ 13,391
Netherlands — 3.2%
BE Semiconductor Industries NV	222	$ 49,747
Euronext NV(2)	211	34,861
IMCD NV	190	18,305
Topicus.com, Inc.(1)	190	13,057
		$ 115,970
Singapore — 0.1%
Daiwa House Logistics Trust	5,873	$ 2,599
		$ 2,599
Sweden — 5.9%
AddTech AB, Class B	1,127	$ 41,658
Boliden AB(1)	338	26,792
Lagercrantz Group AB, Class B	1,535	37,440
SmartCraft ASA(1)	7,242	13,131
SSAB AB, Class B	2,486	21,951
Sweco AB, Class B	2,663	42,517
Thule Group AB(2)	1,237	31,928
		$ 215,417
Switzerland — 4.3%
Cicor Technologies Ltd.(1)	190	$ 41,055
Galenica AG(2)	227	28,342
Interroll Holding AG	22	55,293
VZ Holding AG	185	34,783
		$ 159,473
United Kingdom — 17.6%
Babcock International Group PLC	3,491	$ 63,772
Cerillion PLC	1,072	22,382
Cranswick PLC	663	48,458
Diploma PLC	929	70,962
discoverIE Group PLC	6,082	53,734
Games Workshop Group PLC	251	60,374
Howden Joinery Group PLC	3,346	43,600
Intertek Group PLC	594	37,850
Premier Foods PLC	17,242	45,823
Savills PLC	3,678	50,133
Volution Group PLC	5,743	55,104
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(1)	4,003	$ 46,382
Zegona Communications PLC	1,920	43,387
		$ 641,961
United States — 0.7%
BRP, Inc.	360	$ 26,395
		$ 26,395
Total Common Stocks (identified cost $2,415,430)		$3,610,714

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	3,076	$ 3,076
Total Short-Term Investments (identified cost $3,076)		$ 3,076

Total Investments — 98.9% (identified cost $2,418,506)	$3,613,790
Other Assets, Less Liabilities — 1.1%	$ 39,706
Net Assets — 100.0%	$3,653,496
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $140,976 or 3.9% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2026.

Eaton Vance
International Small-Cap Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	24.9%	$914,526
Financials	12.4	458,690
Information Technology	12.1	439,987
Materials	12.0	439,330
Real Estate	10.4	376,282
Health Care	6.5	239,300
Consumer Discretionary	6.6	237,538
Consumer Staples	5.5	201,913
Communication Services	3.4	121,419
Energy	2.7	98,143
Utilities	2.3	83,586
Short-Term Investments	0.1	3,076
Total Investments	98.9%	$3,613,790
The Fund did not have any open derivative instruments at February 28, 2026.
Affiliated Investments
At February 28, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,076, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,533	$537,034	$(568,491)	$ —	$ —	$3,076	$541	3,076
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ 44,431	$1,075,043	$ —	$1,119,474
Australasia/Pacific	—	364,032	—	364,032
Developed Europe	75,349	1,765,486	—	1,840,835
North America	286,373	—	—	286,373
Total Common Stocks	$406,153	$3,204,561*	$ —	$3,610,714
Short-Term Investments	$ 3,076	$ —	$ —	$ 3,076
Total Investments	$409,229	$3,204,561	$ —	$3,613,790
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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